Putnam
Global Natural
Resources
Fund

SEMIANNUAL REPORT
February 28, 1997

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

* "[T]he fund invests across the natural resources spectrum. It complements its relatively broad industry diversification with cautious stock selection. Manager Jeanne Mockard emphasizes out-of-favor industries and undervalued stocks, so the fund's price multiples are far lower than the category norms."

                                   --  Morningstar analysis, February 14, 1997


CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

15 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

As the world's demand for consumer goods continues to expand, the pressure to step up production of natural resources has led to a growing number of attractive investment opportunities in both mature and emerging economies and among both large and small companies. Putnam Global Natural Resources Fund's management team seeks to identify -- and take advantage of -- the most promising of these opportunities.

Drawing on Putnam's extensive worldwide research capability, Fund Manager Jeanne Mockard oversees a portfolio that represents a broad cross section of countries, companies, products, and services. In the following report, Jeanne discusses the market environment that prevailed during the first half of fiscal 1997 and some of the companies whose securities contributed to the fund's performance. Then she offers a preview of what she believes the fund will encounter during the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 16, 1997



Report from the Fund Manager
Jeanne L. Mockard

The adoption of free-market policies and economic reforms in many countries in Asia, Latin America, and the Pacific Rim have created a significant demand for the world's natural resources. Because governments in developing countries are seeking to attract business and improve living standards, many have undertaken large-scale programs to improve their infrastructures -- that is, to rebuild their roads, telecommunications capabilities, housing, and utilities. Such improvements have created an increasing need for energy, chemicals, metals, minerals, and other natural resources.

During the six months ended February 28, 1997, Putnam Global Natural Resources Fund continued to profit from investments in companies that are benefiting from this worldwide development. For the semiannual period, your fund's class A shares rose 12.98% at net asset value and 6.49% at public offering price. For results over longer periods, and performance of class B and class M shares, please refer to pages 8 and 9.

* STRONG RETURNS CONTINUED FOR MULTINATIONALS

Although the portfolio is composed primarily of large-company stocks, holdings are diversified across several different economic sectors. Many of the companies we hold in the portfolio -- Exxon, Mobil, Dow Chemical, Du Pont -- are familiar multinational concerns that have been successful on two fronts: first, their goods and services are in strong demand in developing countries throughout the world, and second, they are benefiting from past and ongoing restructuring programs. Over the past several years, many of these firms have instituted "economic value added" (EVA) policies. They have streamlined their operations, have sold off unprofitable business units, and have made better use of technology. In effect, these initiatives have lowered business costs and have increased productivity and profitability.

* ASSETS SHIFTED WITHIN LARGEST PORTFOLIO SECTORS

We made relatively few changes to the portfolio during the period. Oil prices rose steadily throughout 1996, and at 36.7% of net assets, oil stocks were the fund's largest sector weighting. As prices peaked in the fall, we shifted about 5% of the fund's oil assets away from stocks that we believed had become fully valued and invested in the stocks of oil companies that we believed were still relatively inexpensive. For example, we reduced the amount of assets that were invested in Exxon and added to the fund's positions in Mobil and Amoco.

Chemical stocks, which made up 17% of the portfolio, were the fund's second largest sector allocation. We added to Du Pont, which at the end of the period was the fund's second largest holding. We also increased the fund's exposure to Dow Chemical. We believe that the long-term fundamentals of the chemical industry are positive and that the individual strengths of these two companies will continue to be beneficial to the fund's return.

* PAPER STOCK POSITION ADJUSTED AS PRICES, POTENTIAL SHIFT

Throughout 1996, prices on paper, pulp, and packaging products declined significantly from their 1995 highs. During the fourth quarter of 1996, we believe the prices of paper and forest products reached their lowest levels. We began to gradually increase the fund's exposure in this area in anticipation of strengthening prices. More recently, it became apparent that this move had been premature and we reduced the emphasis to a market-neutral weighting while continuing to monitor the sector closely.

[GRAPHIC OMMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Oil and gas                                36.7%

Chemicals                                  17.2%

Metals and mining                          10.1%

Oil services                                7.2%

Paper and forest products                   5.1%

Footnote reads:
*Based on net assets as of 2/28/97. Holdings will vary over time.

The paper companies we continue to own are those undergoing positive change. Because they are improving their earnings and cash flows, reducing costs, and seeking to expand their market shares, we consider them to offer attractive potential on their own merits. For example, Union Camp Corporation manufactures linerboard, packaging, wood products and chemicals as well as fine paper, while Weyerhaeuser, which grows and harvests timber, manufactures and markets forest products, also engages in real estate development.

* LOWER GOLD PRICES MAKE MINING STOCKS ATTRACTIVE

During the period, gold prices declined significantly, and so we took advantage of selected companies in the metals and mining sector. One notable investment in this area was Freeport-McMoRan, a Louisiana-based company that has most of its assets in Indonesia. The company is one of the world's leading businesses engaged in exploring for and recovering copper, gold, and silver. One of its Indonesian mines contains the world's largest gold reserve and the third largest open-pit copper reserve. At the end of the period, Freeport-McMoRan was among the fund's top 10 holdings.

* LOOKING AHEAD WITH CAUTIOUS OPTIMISM

We are optimistic about the long-term prospects for the companies the fund holds in its portfolio. Going forward, we will continue to monitor changes in the natural resources sectors throughout the world and will take advantage of developments that we believe will be beneficial to the fund. We are particularly interested in the economic development that is taking place in some of the world's emerging nations and its impact on the types of companies we hold in the portfolio. We are also closely following the trend toward privatization that is occurring in both the industrial countries and the emerging countries. Italy and Hungary, for example, are two countries that have taken steps to privatize their energy industries. Over the long term, we believe natural resources companies should be strong investment choices, and this fund offers investors an excellent opportunity to take advantage of this sector's growth potential.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/97, there is no guarantee the fund will continue to hold these securities in the future. Funds investing in a single sector may be subject to more volatility than funds investing in a diverse group of sectors. International investing involves certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations not present with domestic investments.

TOP 10 HOLDINGS

Du Pont (E.I.) de Nemours & Co., Ltd.
Chemicals

Amoco Corp.
Oil and gas

Mobil Corp.
Oil and gas

Dow Chemical Co.
Chemicals

Exxon Corp.
Oil and gas

Royal Dutch Petroleum Co. PLC ADR (the Netherlands)
Oil and gas

Chevron Corp.
Oil and gas

Schlumberger Ltd.
Oil services

British Petroleum Co. PLC ADR (United Kingdom)
Oil and gas

Freeport-McMoRan Copper & Gold Co., Inc. Class A
Metals and mining

Footnote reads:
These holdings represent 37.1% of the fund's assets as of 2/28/97. Portfolio holdings will vary over time.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Global Natural Resources Fund is designed for investors seeking capital appreciation through stocks of companies in the energy and natural resources industries. Current income is only an incidental consideration.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 2/28/97

                               Class A         Class B         Class M
(inception date)               (7/24/80)       (2/1/94)        (7/3/95)
                              NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months                     12.98%   6.49%  12.55%   7.55%  12.76%  8.83%
------------------------------------------------------------------------------
1 year                       17.82   11.08   16.95   11.95   17.27  13.14
------------------------------------------------------------------------------
5 years                      76.69   66.54      --      --      --     --
Annual average               12.06   10.74      --      --      --     --
------------------------------------------------------------------------------
10 years                    186.12  169.70      --      --      --     --
Annual average               11.08   10.43      --      --      --     --
------------------------------------------------------------------------------
Life of class                   --      --   40.55   37.55   32.96  28.27
Annual average                  --      --   11.73   10.94   18.72  16.18
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/97
                                           Standard     Lipper Natural
                                           & Poor's        Resources
                                          500 Index         Average
------------------------------------------------------------------------------
6 months                                    22.52%          12.83%
------------------------------------------------------------------------------
1 year                                      26.15           17.34
------------------------------------------------------------------------------
5 years                                    118.51           76.78
Annual average                              16.92           12.07
------------------------------------------------------------------------------
10 years                                   275.83          186.26
Annual average                              14.15           11.09
------------------------------------------------------------------------------
Life of class B                             77.41           44.56
Annual average                              20.48           12.70
------------------------------------------------------------------------------
Life of class M                             50.65           33.28
Annual average                              27.86           18.81
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions, or, for class A shares, distribution fees prior to the implementation of the class A distribution plan in 1990. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/97
                             Class A        Class B         Class M
------------------------------------------------------------------------------
Distributions (number)          1             1                1
------------------------------------------------------------------------------
Income                       $0.160        $0.077           $0.124
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                     0.880         0.880            0.880
------------------------------------------------------------------------------
Short-term                    0.288         0.288            0.288
------------------------------------------------------------------------------
Total                        $1.328        $1.245           $1.292
------------------------------------------------------------------------------
Share value:                 NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
8/31/96                   $18.03  $19.13  $17.81  $17.97  $18.62
------------------------------------------------------------------------------
2/28/97                    19.03   20.19   18.79   18.96   19.65
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 3/31/97
(most recent calendar quarter)
                                Class A        Class B         Class M
(inception date)               (7/24/80)       (2/1/94)        (7/3/95)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                    9.00%   2.72%   8.60%   3.60%   8.72%    4.93%
------------------------------------------------------------------------------
1 year                     12.44    5.99   11.57    6.57   11.85     7.90
------------------------------------------------------------------------------
5 years                    79.96   69.62      --      --      --       --
Annual average             12.47   11.15      --      --      --       --
------------------------------------------------------------------------------
10 years                   159.2  144.28      --      --      --       --
Annual average              9.99    9.34      --      --      --       --
------------------------------------------------------------------------------
Life of class                 --      --   40.10   37.10   32.54    27.86
Annual average                --      --   11.26   10.50   17.47    15.08
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lipper Natural Resources Average* is composed of funds that invest more than 65% of their equity holdings in the natural resources industries.

Standard & Poor's 500 Index* is an index of common stocks frequently used as a general measure of stock market performance.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Portfolio of investments owned
February 28, 1997 (Unaudited)


COMMON STOCKS  (98.2%) *
NUMBER OF SHARES                                                                                    VALUE
Aluminum  (1.4%)
---------------------------------------------------------------------------------------------------------
        40,000   Alumax, Inc. +                                                            $    1,565,000
        40,000   Aluminum Co. of America                                                        2,850,000
                                                                                           --------------
                                                                                                4,415,000

Chemicals  (17.2%)
---------------------------------------------------------------------------------------------------------
       154,000   Dow Chemical Co.                                                              12,474,000
       140,000   du Pont (E.I.) de Nemours & Co., Ltd.                                         15,015,000
       109,000   Eastman Chemical Co.                                                           6,008,625
        30,000   Georgia Gulf Corp.                                                               810,000
        50,000   Hercules, Inc.                                                                 2,325,000
        50,000   Olin Corp.                                                                     2,000,000
       124,000   PPG Industries, Inc.                                                           6,944,000
        31,000   Rohm & Haas Co.                                                                2,852,000
        32,000   Union Carbide Corp.                                                            1,512,000
       154,000   Witco Chemical Corp.                                                           4,735,500
                                                                                           --------------
                                                                                               54,676,125

Conglomerates  (2.0%)
---------------------------------------------------------------------------------------------------------
        65,000   Minnesota Mining & Manufacturing Co.                                           5,980,000

Construction  (0.2%)
---------------------------------------------------------------------------------------------------------
        14,000   Foster Wheeler Corp.                                                             546,000

Consumer Products  (2.1%)
---------------------------------------------------------------------------------------------------------
        64,000   Kimberly-Clark Corp.                                                           6,784,000

Containers  (0.8%)
---------------------------------------------------------------------------------------------------------
        47,200   Temple Inland, Inc.                                                            2,601,900

Gas Pipelines  (3.4%)
---------------------------------------------------------------------------------------------------------
        61,000   Coastal Corp.                                                                  2,775,500
        28,000   Columbia Gas System, Inc.                                                      1,645,000
        37,185   El Paso Natural Gas Co.                                                        1,994,046
        52,400   PanEnergy Corp.                                                                2,233,550
        48,500   Williams Cos., Inc.                                                            2,121,875
                                                                                           --------------
                                                                                               10,769,971

Gas Utilities  (1.4%)
---------------------------------------------------------------------------------------------------------
        31,000   Consolidated Natural Gas Co.                                                   1,581,000
        55,000   Pacific Enterprises                                                            1,677,500
        30,000   Tejas Gas Corp. +                                                              1,312,500
                                                                                           --------------
                                                                                                4,571,000

Machinery  (1.6%)
---------------------------------------------------------------------------------------------------------
        18,300   Caterpillar, Inc.                                                              1,434,263
        84,000   Deere (John) & Co.                                                             3,580,500
                                                                                           --------------
                                                                                                5,014,763

Metals and Mining  (10.1%)
---------------------------------------------------------------------------------------------------------
       195,000   Barrick Gold Corp.                                                             5,508,750
        43,000   Euro Nevada Mining Corp.                                                       1,408,599
       279,374   Freeport-McMoRan Copper & Gold Co., Inc. Class A                               9,114,577
        27,000   Newmont Gold Co.                                                               1,316,250
        40,000   Phelps Dodge Corp.                                                             2,860,000
       133,000   Placer Dome, Inc.                                                              2,859,500
        60,000   RMI Titanium Co. +                                                             1,080,000
       270,000   RTZ Corp. PLC (United Kingdom)                                                 4,122,141
       135,000   Santa Fe Pacific Gold Corp.                                                    2,531,250
        46,000   Titanium Metals Corp. +                                                        1,259,250
                                                                                           --------------
                                                                                               32,060,317

Oil Services  (7.2%)
---------------------------------------------------------------------------------------------------------
        36,600   BJ Services Co. +                                                              1,454,850
        70,000   Baker Hughes, Inc.                                                             2,485,000
        62,000   Dresser Industries, Inc.                                                       1,883,250
        65,700   McDermott International, Inc.                                                  1,461,825
       103,000   Schlumberger Ltd.                                                             10,364,375
        40,000   Smith International, Inc. +                                                    1,625,000
       115,000   Weatherford Enterra, Inc. +                                                    3,450,000
                                                                                           --------------
                                                                                               22,724,300

Oil and Gas  (36.7%)
---------------------------------------------------------------------------------------------------------
       163,200   Amoco Corp.                                                                   13,790,400
        37,000   Anadarko Petroleum Corp.                                                       2,081,250
        22,000   Atlantic Richfield Co.                                                         2,750,000
        68,991   British Petroleum Co., PLC ADR (United Kingdom)                                9,132,684
        58,000   Burlington Resources, Inc.                                                     2,544,750
       169,300   Chevron Corp.                                                                 10,919,850
       105,000   Elf Aquitane ADR (France)                                                      5,040,000
       122,700   Exxon Corp.                                                                   12,254,663
        50,000   Halliburton Co.                                                                3,231,250
        19,000   Kerr-McGee Corp.                                                               1,189,875
        38,000   Louisiana Land & Exploration Co.                                               1,814,500
        60,000   Mitchell Energy & Development Corp. Class B                                    1,290,000
       108,400   Mobil Corp.                                                                   13,306,100
       189,000   Occidental Petroleum Corp.                                                     4,819,500
        25,000   Pennzoil Co.                                                                   1,434,375
       171,000   Phillips Petroleum Co.                                                         7,075,125
        66,000   Royal Dutch Petroleum Co. PLC ADR (Netherlands)                               11,418,000
        19,000   Texaco, Inc.                                                                   1,878,625
        71,000   Total Corp. ADR (France)                                                       2,813,375
        20,000   Unocal Corp.                                                                     772,500
       182,000   USX-Marathon Group Inc.                                                        4,845,750
        66,300   Western Gas Resources, Inc.                                                    1,234,838
        30,000   YPF S.A. ADR (Argentina)                                                         802,500
                                                                                           --------------
                                                                                              116,439,910

Oil and Gas Exploration and Production  (2.7%)
---------------------------------------------------------------------------------------------------------
        52,000   Barrett Resources Corp. +                                                      1,709,500
       200,000   Gulf Canada Resources, Ltd. (Canada) +                                         1,400,000
       260,000   Petro Canada - 2nd Inst Rcpts (Canada)                                         2,892,500
       150,000   Ulster Petroleums Ltd. (Canada) +                                              1,091,328
        60,326   Union Pacific Resources Group Inc.                                             1,470,446
                                                                                           --------------
                                                                                                8,563,774

Paper and Forest Products  (5.1%)
---------------------------------------------------------------------------------------------------------
        18,600   Boise Cascade Corp.                                                              611,475
        70,000   Fort Howard Corp. +                                                            2,082,500
        15,000   Georgia Pacific Corp.                                                          1,170,000
        66,700   International Paper Co.                                                        2,784,725
        50,300   Mead Corp.                                                                     2,929,975
        21,900   Union Camp Corp.                                                               1,056,675
        94,200   Weyerhaeuser Co.                                                               4,356,750
        20,000   Willamette Industries, Inc.                                                    1,280,000
                                                                                           --------------
                                                                                               16,272,100

Railroads  (4.4%)
---------------------------------------------------------------------------------------------------------
        37,433   Burlington Northern Santa Fe Corp.                                             3,116,297
        10,034   Conrail, Inc.                                                                  1,048,550
        75,000   CSX Corp.                                                                      3,459,375
        44,000   Norfolk Southern Corp.                                                         4,009,500
        39,000   Union Pacific Corp.                                                            2,349,750
                                                                                           --------------
                                                                                               13,983,472

Refining and Marketing  (0.3%)
---------------------------------------------------------------------------------------------------------
        32,733   Sun, Co., Inc.                                                                   883,791

Steel  (1.6%)
---------------------------------------------------------------------------------------------------------
        70,000   Birmingham Steel Corp.                                                         1,268,750
        50,000   Carpenter Technology Corp.                                                     1,825,000
        20,000   Nucor Corp.                                                                      962,500
        31,000   USX-U.S. Steel Group                                                             972,625
                                                                                           --------------
                                                                                                5,028,875
                                                                                           --------------
                 Total Common Stocks (cost $267,968,435)                                   $  311,315,298

CONVERTIBLE PREFERRED STOCKS  (1.3%) *
NUMBER OF SHARES                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
        46,000   Amax Gold, Inc. Ser. B, $3.75 cv. pfd.                                    $    2,553,000
        13,000   Ashland, Inc. $3.125 cv. pfd.                                                    845,000
        36,364   Atlantic Richfield Co. $2.23 LYON
                   (Liquid Yield Option Notes) cv. pfd.                                           831,827
                                                                                           --------------
                 Total Convertible Preferred Stocks
                   (cost $4,718,185)                                                       $    4,229,827

CONVERTIBLE BONDS AND NOTES (0.3%)*(cost $770,000)
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
      $770,000   Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                         $      847,000
---------------------------------------------------------------------------------------------------------
                 Total Investments  (cost $273,456,620) ***                                $  316,392,125
---------------------------------------------------------------------------------------------------------

   * Percentages indicated are based on net assets of $317,156,605.

 *** The aggregate identified cost on a tax basis is $273,552,979, resulting in gross unrealized appreciation and depreciation of $49,018,539 and $6,179,393, respectively, or net unrealized appreciation of $42,839,146.

   + Non-income producing security.

144A after the name of a security represents those exempt from registration under Rule 144A of the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $273,456,620) (Note 1)                                                $316,392,125
---------------------------------------------------------------------------------------------------
Dividends and interest receivables                                                        1,176,669
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,447,658
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            3,765,690
---------------------------------------------------------------------------------------------------
Total assets                                                                            322,782,142

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                          3,087,562
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                            600,001
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                1,051,965
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                543,987
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   93,053
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 6,683
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,319
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      174,928
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       66,039
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         5,625,537
---------------------------------------------------------------------------------------------------
Net assets                                                                             $317,156,605

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $268,615,649
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                492,243
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment (Note 1)                                      5,113,208
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               42,935,505
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $317,156,605

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($205,744,719 divided by 10,809,862 shares)                                                  $19.03
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $19.03)*                                      $20.19
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($106,272,244 divided by 5,654,563 shares)**                                                 $18.79
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($5,139,642 divided by 271,021 shares)                                                       $18.96
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $18.96)*                                      $19.65
---------------------------------------------------------------------------------------------------
 *  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
**  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $13,284)                                              $ 3,427,743
--------------------------------------------------------------------------------------------------
Interest                                                                                   209,827
--------------------------------------------------------------------------------------------------
Total investment income                                                                  3,637,570

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         1,017,584
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             291,452
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           14,567
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             3,930
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      242,172
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      460,765
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       15,362
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     39,673
--------------------------------------------------------------------------------------------------
Registration fees                                                                           18,790
--------------------------------------------------------------------------------------------------
Auditing                                                                                    18,953
--------------------------------------------------------------------------------------------------
Legal                                                                                        3,591
--------------------------------------------------------------------------------------------------
Postage                                                                                     21,917
--------------------------------------------------------------------------------------------------
Total expenses                                                                           2,148,756
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (54,943)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             2,093,813
--------------------------------------------------------------------------------------------------
Net investment income                                                                    1,543,757
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        10,073,475
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            21,469,785
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 31,543,260
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $33,087,017
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                        February 28          August 31
                                                                                              1997*               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $  1,543,757       $  2,936,986
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                         10,073,475         13,903,973
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               21,469,785          8,598,159
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     33,087,017         25,439,118
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                                               (1,593,013)        (2,905,176)
----------------------------------------------------------------------------------------------------------------------
   Class B                                                                                 (385,225)          (559,144)
----------------------------------------------------------------------------------------------------------------------
   Class M                                                                                  (26,332)           (11,830)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
   Class A                                                                              (11,629,001)          (789,766)
----------------------------------------------------------------------------------------------------------------------
   Class B                                                                               (5,843,417)          (194,224)
----------------------------------------------------------------------------------------------------------------------
   Class M                                                                                 (248,026)            (3,751)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        64,100,272         53,426,929
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                             77,462,275         74,402,156

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     239,694,330        165,292,174
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $492,243 and $953,056, respectively)                                         $317,156,605       $239,694,330
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------
                                   Six months
                                        ended
Per-share                         February 28
operating performance              (Unaudited)                                  Year ended August 31
------------------------------------------------------------------------------------------------------------------------------
                                         1997            1996            1995            1994            1993            1992
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $18.03          $16.09          $14.73          $20.51          $17.57          $17.74
------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                     .12             .28 (b)         .29             .19             .23             .35
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               2.21            2.09            1.31           (2.37)           3.41             .44
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    2.33            2.37            1.60           (2.18)           3.64             .79
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                        (.16)           (.34)           (.24)           (.19)           (.18)           (.39)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (1.17)           (.09)             --           (2.91)           (.52)           (.57)
------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments               --              --              --            (.50)             --              --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                     (1.33)           (.43)           (.24)          (3.60)           (.70)           (.96)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $19.03          $18.03          $16.09          $14.73          $20.51          $17.57
------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)               12.98*          14.95           11.10           (9.67)          21.79            5.12
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $205,745        $170,678        $135,330        $129,449        $133,585        $109,705
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                 .61*           1.27            1.13            1.24            1.18            1.61
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                 .64*           1.62            1.89            1.24            1.25            2.13
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  22.44*          47.71           42.75          189.83          170.54           28.33
------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                          $.0528          $.0547
------------------------------------------------------------------------------------------------------------------------------

+    Commencement of operations.

*    Not annualized.

(a)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b)  Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(c)  The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts. (Note 2)

(d)  Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------
                                                        Six months
                                                             ended                                              For the period
Per-share                                              February 28                                               Feb. 1, 1994+
operating performance                                  (Unaudited)                 Year ended August 31           to August 31
------------------------------------------------------------------------------------------------------------------------------
                                                              1997                1996                1995                1994
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                         $17.81              $15.94              $14.65          $14.78
------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                          .07                 .15 (b)             .16             .13 (b)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                    2.16                2.07                1.33                (.26)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                         2.23                2.22                1.49            (.13)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                             (.08)               (.26)               (.20)             --
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                               (1.17)               (.09)                 --              --
------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                                    --                  --                  --              --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          (1.25)               (.35)               (.20)             --
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                               $18.79              $17.81              $15.94          $14.65
------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                    12.55*              14.14               10.38            (.88)*
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                            $106,272             $66,375             $29,916         $10,244
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                      .99*               2.04                1.87            1.11*
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                      .28*                .85                1.20             .90*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                       22.44*              47.71               42.75          189.83
------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                               $.0528              $.0547
------------------------------------------------------------------------------------------------------------------------------

+    Commencement of operations.

*    Not annualized.

(a)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b)  Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(c)  The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts. (Note 2)

(d)  Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Financial highlights
(For a share outstanding throughout the period)
CLASS M

------------------------------------------------------------------------------------------------------------------------------
                                                         Six months
                                                              ended                Year      For the period
Per-share                                               February 28               ended       July 3, 1995+
operating performance                                    (Unaudited)          August 31        to August 31
------------------------------------------------------------------------------------------------------------------------------
                                                               1997                1996                1995
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                          $17.97              $16.07              $15.59
------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                           .09                 .19(b)              .03
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                     2.19                2.09                 .45
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                          2.28                2.28                 .48
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                              (.12)               (.29)                 --
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                (1.17)               (.09)                 --
------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                                     --                  --                  --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                           (1.29)               (.38)                 --
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                $18.96              $17.97              $16.07
------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                     12.76*              14.39                3.08*
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                               $5,140              $2,641                 $46
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                       .86*               1.85                 .28*
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                       .39*               1.07                 .44*
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                        22.44*              47.71               42.75
------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                $.0528              $.0547
------------------------------------------------------------------------------------------------------------------------------

+    Commencement of operations.

*    Not annualized.

(a)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b)  Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(c)  The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements.  Prior period ratios exclude these amounts. (Note 2)

(d)  Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
February 28, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Global Natural Resources Fund, (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund continues to seek capital appreciation by investing primarily in the common stocks of companies in the energy and natural resource industries, but may also invest a portion of its assets in other industries and in fixed-income securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if not sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for some convertible securities; such investments are stated at fair value on the basis of valuations furnished by a pricing service approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% of any excess thereafter. Prior to December 20, 1996, any amount over $1.5 billion was based on 0.50%.

As part of the custodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the funds investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At February 28, 1997, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1997, fund expenses were reduced by $54,943 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $870 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended February 28, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $87,062 and $5,885 from the sale of class A and class M shares, respectively and $57,809 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 1997, Putnam Mutual Funds Corp., acting as underwriter received $1,207 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended February 28, 1997, purchases and sales of investment securities other than short-term investments aggregated $112,249,995 and $64,834,375, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                       Six months ended
                                       February 28, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,870,264     $132,676,308
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       619,102       11,663,870
------------------------------------------------------------
                                  7,489,366      144,340,178

Shares
repurchased                      (6,147,198)    (118,647,606)
------------------------------------------------------------
Net increase                      1,342,168      $25,692,572
------------------------------------------------------------

                                           Year ended
                                         August 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      11,202,058     $196,442,808
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       196,998        3,248,494
------------------------------------------------------------
                                 11,399,056      199,691,302

Shares
repurchased                     (10,341,511)    (181,209,527)
------------------------------------------------------------
Net increase                      1,057,545      $18,481,775
------------------------------------------------------------

                                       Six months ended
                                       February 28, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,013,697     $113,879,867
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       289,893        5,400,693
------------------------------------------------------------
                                  6,303,590      119,280,560

Shares
repurchased                      (4,376,894)     (83,201,641)
------------------------------------------------------------
Net increase                      1,926,696      $36,078,919
------------------------------------------------------------

                                           Year ended
                                         August 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,522,110     $113,561,023
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        39,356          644,251
------------------------------------------------------------
                                  6,561,466      114,205,274

Shares
repurchased                      (4,709,889)     (81,820,138)
------------------------------------------------------------
Net increase                      1,851,577      $32,385,136
------------------------------------------------------------

                                        Six months ended
                                        February 28, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         287,810       $5,506,305
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        13,020          244,648
------------------------------------------------------------
                                    300,830        5,750,953

Shares
repurchased                        (176,767)      (3,422,172)
------------------------------------------------------------
Net increase                        124,063       $2,328,781
------------------------------------------------------------

                                          Year ended
                                        August 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         242,106       $4,266,444
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           735           12,120
------------------------------------------------------------
                                    242,841        4,278,564

Shares
repurchased                         (98,755)      (1,718,546)
------------------------------------------------------------
Net increase                        144,086       $2,560,018
------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government

Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++

California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts [2 DBL. DAGGERS]

 * Formerly Natural Resources Fund

 + Formerly Overseas Growth Fund

 [DBL. DAGGER] Formerly OTC Emerging Growth Fund

 [SECTION MARK] Not available in all states.

 ** Relative to above.

 ++ An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

 [2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Jeanne L. Mockard
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Global Natural Resources Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachussetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

32139-018/501/2AD    4/97